Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2016	2015
Land	$516	$522
Buildings and improvements	3,383	3,348
Furniture, fixtures and equipment	2,798	2,721
Capitalized building and equipment leases	125	113
Construction in progress	29	19

	6,851	6,723
Less accumulated depreciation and amortization	(4,408)	(4,210)

Total	$2,443	$2,513